Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Frequency usage rights for 3 point 5GHz band [member]
Disclosure of detailed information about intangible assets [line items]
Considerations payable for the bands of frequency	₩ 1,218,500
Frequency usage rights for28 MHz band [member]
Disclosure of detailed information about intangible assets [line items]
Considerations payable for the bands of frequency	₩ 207,300